OTHER NON-OPERATING INCOME, NET - Schedule Of Other Nonoperating Income Net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other non-operating income, net		¥ 52,096	¥ 7,048	¥ 894
Government grant [Member]
Other non-operating income, net	[1]	43,599	¥ 7,048	¥ 894
Others [Member]
Other non-operating income, net		¥ 8,497

[1]	Government grants mainly represent cash subsidies received from PRC local governments for companies operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. These cash subsidies were not subject to meeting any specific future conditions.